SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 14– SUBSEQUENT EVENTS

In October 2020, convertible notes for total of $800 were converted into 2,000,000 Company shares (see note 10 in the above financial statements)

During the period June till December, 2020 the Company has received some governmental assistance (see note 2 in the above financial statements).

In December 2020 the Company signed a contract with AENA, to provide security services at Adolfo Suarez Madrid-Barajas Airport for a duration of two years starting December 28th, 2020. The new contract establishes I-SEC's position as a leading provider of aviation security in Spain.